Basis of Presentation and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

1. Basis of presentation and summary of significant accounting policies

Description of the Business

In these unaudited condensed consolidated financial statements and related notes, Paysafe Limited, and its consolidated subsidiaries are referred to collectively as “Paysafe,” “we,” “us,” and “the Company” unless the context requires otherwise. Paysafe is a leading global provider of end-to-end payment solutions. Our core purpose is to enable businesses and consumers to connect and transact seamlessly through our payment platforms.

Paysafe Limited was originally incorporated as an exempted limited company under the laws of Bermuda on November 23, 2020 for purposes of acquiring Foley Trasimene Acquisition Corp. II (“FTAC”). FTAC was originally incorporated in the State of Delaware on July 15, 2020 as a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, recapitalization, reorganization or similar transaction with one or more businesses. FTAC completed its Initial Public Offering (“IPO”) in August 2020.

On December 7, 2020, Paysafe Limited, FTAC, Merger Sub Inc., (a Delaware corporation and direct, wholly owned subsidiary of Paysafe Limited, herein referred to as “Merger Sub”), Paysafe Bermuda Holding LLC (a Bermuda exempted limited liability company and direct, wholly owned subsidiary of Paysafe Limited, herein referred to as “LLC”), Pi Jersey Holdco 1.5 Limited (a private limited company incorporated under the laws of Jersey, Channel Islands on November 17, 2017, herein referred to as “Legacy Paysafe” or “Accounting Predecessor”), and Paysafe Group Holdings Limited (a private limited company incorporated under the laws of England and Wales, herein referred to as “PGHL”), entered into a definitive agreement and plan of merger which was consummated on March 30, 2021. This is further discussed in Note 2, Transactions. In connection with the Transaction, the Company’s common shares and warrants were listed on the New York Stock Exchange under the symbols PSFE and PSFE.WS, respectively.

Prior to the Transaction, Legacy Paysafe was a direct, wholly owned subsidiary of Paysafe Group Holdings Limited and was primarily owned by funds advised by affiliates of CVC Capital Partners (such funds collectively, “CVC”) and The Blackstone Group Inc. (“Blackstone”). This ownership was through the ultimate parent entity, Pi Jersey Topco Limited (“Topco” or the “Ultimate Parent”), who directly wholly owns PGHL. As a result of the Transaction, Legacy Paysafe is a wholly owned subsidiary of the Company. Subsequent to the Transaction, Topco, CVC and Blackstone retain ownership in the Company.

In the fourth quarter of 2021, we revised our reportable segments, which are the same as our operating segments, as a result of a change in our Chief Operating Decision Maker (“CODM”) and how our CODM regularly reviews financial information to allocate resources and assess performance. Our reportable segments are US Acquiring and Digital Commerce. The Company had historically operated, and was organized, as three separate segments, Integrated Processing, Digital Wallet and eCash Solutions. Digital Commerce includes the previous Digital Wallet and eCash Solutions segments along with Integrated eCommerce Solutions (“IES”) that was previously part of the Integrated Processing segment. The prior-year information has been recast to reflect this change.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2022 and the comparative financial information for the three and nine months ended September 30, 2021 and for the year ended December 31, 2021 include the accounts of the Company, and its subsidiaries, based upon information of Paysafe Limited after giving effect to the transaction with FTAC completed on March 30, 2021.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal and recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included. Operating results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022 or any other interim period.

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2021 on Form 20-F filed on March 28, 2022.

Disaggregation of Revenue

The Company provides payment solutions through two primary lines of business: US Acquiring and Digital Commerce. For each primary source of revenue within these business lines, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. Due to the concentration of economic factors, products and services in each of the business lines, the Company has presented disaggregated revenue at both the segment and reporting unit level (See Note 16).

We do not have any material contract asset balances associated with our contracts with customers as of September 30, 2022 and December 31, 2021. The Company has applied the practical expedient to exclude disclosure of remaining performance obligations as the Company's contracts typically have a term of one year or less.

Significant accounting policies

There have been no material changes in our significant accounting policies during the nine months ended September 30, 2022. A detailed discussion of our significant accounting policies is included within the audited consolidated financial statements for the year ended December 31, 2021 on Form 20-F filed on March 28, 2022.

Recent Accounting Pronouncements

Convertible Debt Instruments

In August 2020, the FASB issued ASU No. 2020-06 Accounting for Convertible Instruments and Contracts in an Entity's Own Equity. This update reduces the number of accounting models for convertible debt instruments resulting in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in-capital. In addition, this update also makes targeted changes to the disclosures for convertible instruments and earnings-per-share guidance. This guidance may be adopted through either a modified retrospective or fully retrospective method of transition and will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years, and must be adopted as of the beginning of the Company's fiscal year. The Company adopted this new guidance effective January 1, 2022. This new guidance did not have an effect on our unaudited condensed consolidated financial statements.

Accounting Standards Issued but not yet Adopted

Supplier Finance Programs

In September 2022, the FASB issued ASU No. 2022-04 Liabilities - Supplier Finance Programs. This update enhances transparency about an entity’s use of supplier finance programs. The buyer in a supplier finance program is required to disclose information about the key terms of the program, outstanding confirmed amounts as of the end of the period, a roll-forward of such amounts during each annual period, and a description of where in the financial statements outstanding amounts are presented. The amendments in this update will take effect for public companies with fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. Early adoption is permitted. The Company will adopt this new guidance effective January 1, 2023. This new guidance is not expected to have a material effect on our consolidated financial statements.